VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 35.6%
Argentina: 1.8%
YPF SA 144A 4.00%, 02/12/26 (s)	USD	117	$97,580
YPF SA Reg S
4.00%, 02/12/26 (s)	USD	31	25,955
8.50%, 07/28/25	USD	204	144,399
			267,934
Austria: 0.9%
Suzano Austria GmbH 3.12%, 01/15/32 †	USD	191	137,744
Bahrain: 0.6%
Oil and Gas Holding Co. BSCC Reg S 7.50%, 10/25/27	USD	86	83,960
British Virgin Islands: 0.8%
Sino-Ocean Land Treasure Finance I Ltd. Reg S 6.00%, 07/30/24	USD	351	122,604
Cayman Islands: 2.5%
SA Global Sukuk Ltd. 144A 0.95%, 06/17/24	USD	129	120,542
SA Global Sukuk Ltd. Reg S 0.95%, 06/17/24	USD	284	265,380
			385,922
China: 4.2%
Anton Oilfield Services Group/Hong Kong Reg S 8.75%, 01/26/25	USD	197	142,206
China Evergrande Group Reg S 8.25%, 03/23/22 (d) *	USD	338	21,787
CIFI Holdings Group Co. Ltd. Reg S 6.55%, 03/28/24	USD	232	57,420
Country Garden Holdings Co. Ltd. Reg S 8.00%, 01/27/24	USD	306	120,092
Kaisa Group Holdings Ltd. Reg S 8.50%, 06/30/22 (d) *	USD	292	31,554
Longfor Group Holdings Ltd. Reg S 3.95%, 09/16/29	USD	106	71,540
Sunac China Holdings Ltd. Reg S 8.35%, 04/19/23 (d) *	USD	256	37,276
West China Cement Ltd. Reg S 4.95%, 07/08/26	USD	181	128,842
Yuzhou Group Holdings Co. Ltd. Reg S 8.30%, 05/27/25 (d) *	USD	462	32,934
			643,651
Colombia: 2.6%
Colombia Telecomunicaciones SA ESP Reg S
	Par (000’s)		Value
Colombia (continued)
4.95%, 07/17/30	USD	141	$107,448
Grupo Energia Bogota SA ESP Reg S 4.88%, 05/15/30	USD	118	101,427
Promigas SA ESP / Gases del Pacifico SAC Reg S 3.75%, 10/16/29	USD	123	95,171
Transportadora de Gas Internacional SA ESP Reg S 5.55%, 11/01/28	USD	107	95,474
			399,520
Hong Kong: 0.4%
Easy Tactic Ltd. 7.50%, 07/11/25	USD	145	29,834
Shimao Group Holdings Ltd. Reg S 5.60%, 07/15/26	USD	200	25,314
			55,148
Indonesia: 0.7%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	118	107,951
Israel: 1.8%
Israel Electric Corp. Ltd. 144A Reg S
4.25%, 08/14/28	USD	86	79,956
5.00%, 11/12/24	USD	201	196,375
			276,331
Luxembourg: 0.7%
Minerva Luxembourg SA Reg S 4.38%, 03/18/31	USD	142	107,811
Mauritius: 1.0%
India Clean Energy Holdings 144A 4.50%, 04/18/27	USD	176	129,129
India Clean Energy Holdings Reg S 4.50%, 04/18/27	USD	23	16,875
			146,004
Mexico: 5.3%
America Movil SAB de CV 144A 5.38%, 04/04/32	USD	87	75,004
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	120	2
Cydsa SAB de CV Reg S 6.25%, 10/04/27	USD	133	114,213
Petroleos Mexicanos
6.49%, 01/23/27	USD	396	331,315
6.62%, 06/15/35	USD	342	219,301
7.69%, 01/23/50	USD	97	59,957
			799,792
Nigeria: 1.0%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	178	146,451

1

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)		Value
Qatar: 1.4%
Nakilat, Inc. Reg S 6.07%, 12/31/33	USD	133	$134,060
Qatar Energy 144A 1.38%, 09/12/26	USD	94	82,056
			216,116
Singapore: 1.6%
Medco Laurel Tree Pte Ltd. Reg S 6.95%, 11/12/28	USD	140	108,911
SingTel Group Treasury Pte Ltd. Reg S 2.38%, 08/28/29	USD	151	129,493
			238,404
South Africa: 1.8%
Eskom Holdings SOC Ltd. 144A 8.45%, 08/10/28	USD	321	274,128
South Korea: 0.7%
LG Chem Ltd. Reg S 2.38%, 07/07/31	USD	144	112,784
Thailand: 1.7%
PTTEP Treasury Center Co. Ltd. Reg S
2.59%, 06/10/27	USD	260	230,179
2.99%, 01/15/30	USD	38	32,349
			262,528
United Arab Emirates: 1.8%
Abu Dhabi National Energy Co. PJSC Reg S 3.88%, 05/06/24	USD	284	278,762
United Kingdom: 0.7%
IHS Holding Ltd. 144A 5.62%, 11/29/26	USD	126	100,328
United States: 0.7%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	128	101,069
Uzbekistan: 0.9%
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	163	130,400
Total Corporate Bonds (Cost: $6,787,490)			5,395,342

GOVERNMENT OBLIGATIONS: 52.6%
Angola: 0.9%
Angolan Government International Bond 144A 9.50%, 11/12/25	USD	154	144,301
Bahamas: 1.4%
Bahamas Government International Bond 144A 9.00%, 06/16/29	USD	306	213,805
Brazil: 2.4%
Brazil Notas do Tesouro Nacional, Series F
	Par (000’s)		Value
Brazil (continued)
10.00%, 01/01/31	BRL	2,164	$362,836
Chile: 1.9%
Chile Government International Bond 3.25%, 09/21/71	USD	494	283,360
Costa Rica: 0.4%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	61	56,095
Czech Republic: 2.6%
Czech Republic Government Bond
1.20%, 03/13/31	CZK	780	22,561
1.25%, 02/14/25	CZK	7,420	265,638
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	1,320	38,494
1.00%, 06/26/26	CZK	2,030	69,047
			395,740
Democratic Republic of the Congo: 2.3%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	399	342,392
Dominican Republic: 0.5%
Dominican Republic International Bond 144A 5.50%, 02/22/29	USD	18	15,567
Dominican Republic International Bond Reg S 5.95%, 01/25/27	USD	64	59,717
			75,284
Ecuador: 1.8%
Ecuador Government International Bond 144A 5.50%, 07/31/30 (s)	USD	128	61,225
Ecuador Government International Bond Reg S 5.50%, 07/31/30 (s)	USD	444	212,372
			273,597
El Salvador: 0.4%
El Salvador Government International Bond Reg S 8.62%, 02/28/29	USD	153	56,688
Gabon: 0.2%
Gabon Government International Bond 144A 6.95%, 06/16/25	USD	28	23,247
Ghana: 0.6%
Ghana Government International Bond 144A 8.95%, 03/26/51	USD	255	95,118
Guatemala: 0.4%
Guatemala Government Bond 144A 5.25%, 08/10/29 †	USD	61	55,052

2

	Par (000’s)		Value
Indonesia: 6.4%
Indonesia Government International Bond 3.05%, 03/12/51	USD	483	$321,418
Indonesia Treasury Bond
5.50%, 04/15/26	IDR	3,793,000	239,564
6.38%, 04/15/32	IDR	3,888,000	237,979
7.00%, 09/15/30	IDR	2,601,000	167,646
			966,607
Israel: 0.5%
Israel Government Bond 1.75%, 08/31/25	ILS	275	74,055
Ivory Coast: 0.2%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	44	37,639
Jamaica: 0.7%
Jamaica Government International Bond 6.75%, 04/28/28	USD	109	113,453
Jordan: 0.3%
Jordan Government International Bond 144A 4.95%, 07/07/25 †	USD	51	47,171
Kenya: 0.6%
Republic of Kenya Government International Bond 144A 7.00%, 05/22/27	USD	118	91,108
Kuwait: 0.5%
Kuwait International Government Bond Reg S 3.50%, 03/20/27	USD	86	82,233
Malaysia: 2.6%
Malaysia Government Bond 3.90%, 11/16/27	MYR	1,845	394,304
Mexico: 1.8%
Mexico Government International Bond 3.75%, 04/19/71	USD	470	274,451
Mongolia: 0.1%
Mongolia Government International Bond Reg S 5.12%, 04/07/26 †	USD	16	13,358
Morocco: 0.3%
Morocco Government International Bond 144A 2.38%, 12/15/27	USD	48	39,556
Oman: 0.6%
Oman Government International Bond 144A 6.25%, 01/25/31	USD	90	84,093
Paraguay: 0.5%
Paraguay Government International Bond Reg S
	Par (000’s)		Value
Paraguay (continued)
4.95%, 04/28/31	USD	86	$76,999
Peru: 4.0%
Peru Government Bond
5.35%, 08/12/40	PEN	1,102	189,468
5.40%, 08/12/34	PEN	1,135	212,825
6.15%, 08/12/32	PEN	994	206,141
			608,434
Philippines: 2.8%
Philippine Government International Bond
3.90%, 11/26/22	PHP	17,571	296,762
6.25%, 01/14/36	PHP	8,122	127,551
			424,313
Poland: 1.4%
Republic of Poland Government Bond 1.25%, 10/25/30	PLN	1,600	208,743
Romania: 0.9%
Romania Government Bond
5.00%, 02/12/29	RON	660	108,108
6.70%, 02/25/32 †	RON	144	25,122
			133,230
Rwanda: 0.2%
Rwanda International Government Bond 144A 5.50%, 08/09/31	USD	39	28,522
Senegal: 0.5%
Senegal Government International Bond 144A 6.25%, 05/23/33	USD	92	69,417
South Africa: 2.0%
Republic of South Africa Government Bond 8.00%, 01/31/30	ZAR	6,396	302,732
Sri Lanka: 1.2%
Sri Lanka Government International Bond Reg S
5.75%, 04/18/23	USD	523	136,231
7.55%, 03/28/30	USD	175	44,574
			180,805
Thailand: 1.2%
Thailand Government Bond 2.65%, 06/17/28	THB	6,898	181,429
Tunisia: 0.5%
Tunisian Republic Reg S 5.62%, 02/17/24	EUR	126	82,785
Turkey: 1.6%
Turkey Government International Bond 5.75%, 05/11/47	USD	390	235,685
Uruguay: 2.7%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	8,836	177,187

3

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)		Value
Uruguay (continued)
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	10,993	$234,438
			411,625
Uzbekistan: 0.4%
Republic of Uzbekistan International Bond 144A 14.00%, 07/19/24	UZS	720,000	62,712
Zambia: 2.3%
Zambia Government Bond
13.00%, 01/25/31	ZMW	5,973	214,983
13.00%, 09/20/31	ZMW	315	10,625
13.00%, 12/27/31	ZMW	1,120	37,320
14.00%, 05/31/36	ZMW	2,735	92,732
			355,660
Total Government Obligations (Cost: $8,844,253)			7,958,634

SHORT-TERM INVESTMENT: 3.7% (Cost: $563,655)
United States Treasury Obligations: 3.7%
United States Treasury Bill
3.75%, 03/23/23	574,000	564,030

	Number of Shares	Value
MONEY MARKET FUND: 1.9% (Cost: $286,155)
Invesco Treasury Portfolio - Institutional Class	286,155	$286,155
Total Investments Before Collateral for Securities Loaned: 93.8% (Cost: $16,481,553)		14,204,161

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0%
Money Market Fund: 3.0% (Cost: $456,377)
State Street Navigator Securities Lending Government Money Market Portfolio	456,377	456,377
Total Investments: 96.8% (Cost: $16,937,930)		14,660,538
Other assets less liabilities: 3.2%		487,492
NET ASSETS: 100.0%		$15,148,030

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli Shekel
KRW	Korean Won
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $380,057.
*	Non-income producing
(d)	Security in default

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,462,843, or 16.3% of net assets.
4

Schedule of Open Forward Foreign Currency Contracts - September 30, 2022

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank And Trust Company	USD	242,900	KRW	341,153,246	10/26/2022	$(4,365)
State Street Bank And Trust Company	USD	323,867	CLP	320,628,191	10/28/2022	6,188
Net unrealized appreciation on forward foreign currency contracts						$1,823

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.5%	$493,582
Consumer Cyclicals	0.9	130,400
Consumer Non-Cyclicals	0.7	107,811
Energy	11.6	1,645,809
Financials	5.3	749,046
Government Activity	60.0	8,522,665
Industrials	0.8	108,911
Real Estate	2.7	378,642
Technology	2.1	304,824
Utilities	10.4	1,476,316
Money Market Fund	2.0	286,155
	100.0%	$14,204,161
5